Other information about investments - Subsidiaries - Enilive and Plenitude (Details)	12 Months Ended
Dec. 31, 2025
Enilive | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Enilive SpA
Registered office	Rome
Country of operation	Italy
% Equity ratio	70.00%
Enilive | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	70.00%
Enilive | Italy | Subsidiaries One [Member] | Third parties
Subsidiaries
% Ownership	30.00%
Enilive | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Bioraffineria di Gela SpA
Registered office	Gela (CL)
Country of operation	Italy
% Equity ratio	70.00%
Enilive | Italy | Subsidiaries Two [Member] | Enilive SpA [Member]
Subsidiaries
% Ownership	100.00%
Enilive | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Enimoov SpA
Registered office	Rome
Country of operation	Italy
% Equity ratio	70.00%
Enilive | Italy | Subsidiaries Three [Member] | Enilive SpA [Member]
Subsidiaries
% Ownership	100.00%
Enilive | Foreign (outside Italy) | Subsidiaries Four [Member]
Subsidiaries
Company name	Aten Oil SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Enilive | Foreign (outside Italy) | Subsidiaries Four [Member] | Enilive Iberia SLU [Member]
Subsidiaries
% Ownership	100.00%
Enilive | Foreign (outside Italy) | Subsidiaries Five [Member]
Subsidiaries
Company name	Eni Energy (Shanghai) Co Ltd
Registered office	Shanghai (China)
Country of operation	China
% Equity ratio	70.00%
Enilive | Foreign (outside Italy) | Subsidiaries Five [Member] | Enilive SpA [Member]
Subsidiaries
% Ownership	100.00%
Enilive | Foreign (outside Italy) | Subsidiaries Six [Member]
Subsidiaries
Company name	Enilive Austria GmbH
Registered office	Wien (Austria)
Country of operation	Austria
% Equity ratio	70.83%
Enilive | Foreign (outside Italy) | Subsidiaries Six [Member] | Enilive SpA [Member]
Subsidiaries
% Ownership	75.00%
Enilive | Foreign (outside Italy) | Subsidiaries Six [Member] | Enilive Deutschland GmbH [Member]
Subsidiaries
% Ownership	25.00%
Enilive | Foreign (outside Italy) | Subsidiaries Seven [Member]
Subsidiaries
Company name	Enilive Benelux BV
Registered office	Rotterdam (Netherlands)
Country of operation	Netherlands
% Equity ratio	70.00%
Enilive | Foreign (outside Italy) | Subsidiaries Seven [Member] | Enilive SpA [Member]
Subsidiaries
% Ownership	100.00%
Enilive | Foreign (outside Italy) | Subsidiaries Eight [Member]
Subsidiaries
Company name	Enilive Deutschland GmbH
Registered office	Munich (Germany)
Country of operation	Germany
% Equity ratio	73.30%
Enilive | Foreign (outside Italy) | Subsidiaries Eight [Member] | Enilive SpA [Member]
Subsidiaries
% Ownership	89.00%
Enilive | Foreign (outside Italy) | Subsidiaries Eight [Member] | Eni International BV
Subsidiaries
% Ownership	11.00%
Enilive | Foreign (outside Italy) | Subsidiaries Nine [Member]
Subsidiaries
Company name	Enilive France Sàrl
Registered office	Lyon (France)
Country of operation	France
% Equity ratio	70.00%
Enilive | Foreign (outside Italy) | Subsidiaries Nine [Member] | Enilive SpA [Member]
Subsidiaries
% Ownership	100.00%
Enilive | Foreign (outside Italy) | Subsidiaries Ten [Member]
Subsidiaries
Company name	Enilive Iberia SLU
Registered office	Alcobendas (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Enilive | Foreign (outside Italy) | Subsidiaries Ten [Member] | Enilive SpA [Member]
Subsidiaries
% Ownership	100.00%
Enilive | Foreign (outside Italy) | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Enilive Marketing Austria GmbH
Registered office	Wien (Austria)
Country of operation	Austria
% Equity ratio	70.83%
Enilive | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Enimoov Austria GmbH [Member]
Subsidiaries
% Ownership	99.99%
Enilive | Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Enilive Schmiertechnik GmbH
Registered office	Wurzburg (Germany)
Country of operation	Germany
% Equity ratio	73.30%
Enilive | Foreign (outside Italy) | Subsidiaries Twelve [Member] | Enilive Deutschland GmbH [Member]
Subsidiaries
% Ownership	100.00%
Enilive | Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Enilive Suisse SA
Registered office	Lausanne (Switzerland)
Country of operation	Switzerland
% Equity ratio	70.00%
Enilive | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Enilive SpA [Member]
Subsidiaries
% Ownership	100.00%
Enilive | Foreign (outside Italy) | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Enilive US Inc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Enilive | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | Enilive SpA [Member]
Subsidiaries
% Ownership	100.00%
Enilive | Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Enimoov Austria GmbH
Registered office	Wien (Austria)
Country of operation	Austria
% Equity ratio	70.83%
Enilive | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Enilive Austria GmbH [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Eni Plenitude SpA Società Benefit
Registered office	Milan
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	70.00%
Plenitude | Italy | Subsidiaries One [Member] | Third parties
Subsidiaries
% Ownership	30.00%
Plenitude | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Agrikroton Srl - Società Agricola
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Two [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Enerkall Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Three [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Eni Plenitude Miniwind Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Four [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Italy SpA
Registered office	Milan
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Five [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	Eni Plenitude Società Agricola Bio Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Six [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	Eni Plenitude Solar II Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Seven [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	Eni Plenitude Storage Italy Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Eight [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Nine [Member]
Subsidiaries
Company name	Evolvere Venture SpA
Registered office	Milan
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Nine [Member] | Plenitude Energy Services SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Ten [Member]
Subsidiaries
Company name	Fotovoltaica Pietramontecorvino Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Ten [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Eleven [Member]
Subsidiaries
Company name	FV4P Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Eleven [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Gemsa Solar Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Twelve [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	GPC Due Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Thirteen [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Green Parity Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Fourteen [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Lugo Società Agricola Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Fifteen [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Plenitude Energy Services SpA
Registered office	Milan
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Sixteen [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Plenitude On The Road Srl (former Be Charge Srl)
Registered office	Milan
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Seventeen [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Società Agricola Casemurate Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Eighteen [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Società Agricola Forestale Pianura Verde Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Nineteen [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Società Agricola L'Albero Azzurro Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Twenty [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	Timpe Muzzunetti 2 Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	49.00%
Plenitude | Italy | Subsidiaries Twenty One [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	70.00%
Plenitude | Italy | Subsidiaries Twenty One [Member] | Third parties
Subsidiaries
% Ownership	30.00%
Plenitude | Italy | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	Wind Salandra Srl
Registered office	Cesena (FC)
Country of operation	Italy
% Equity ratio	70.00%
Plenitude | Italy | Subsidiaries Twenty Two [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana
Registered office	Ljubljana (Slovenia)
Country of operation	Slovenia
% Equity ratio	35.70%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	51.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Third parties
Subsidiaries
% Ownership	49.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	Aleria Solar SAS
Registered office	Bastia (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Four [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	Almazara Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Six [Member]
Subsidiaries
Company name	Alpinia Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Six [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member]
Subsidiaries
Company name	Argenta Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member]
Subsidiaries
Company name	Argon SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member]
Subsidiaries
Company name	Armadura Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV1 SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Krypton SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty One [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV2 SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty One [Member] | Krypton SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Two [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV3 SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Two [Member] | Krypton SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Three [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV4 SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Three [Member] | Xenon SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Four [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV5 SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Four [Member] | Xenon SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Five [Member]
Subsidiaries
Company name	Atlante Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Five [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Six [Member]
Subsidiaries
Company name	Azursol Est SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member]
Subsidiaries
Company name	Azursol Sud SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member]
Subsidiaries
Company name	Belle Magiocche Solaire SAS
Registered office	Bastia (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member]
Subsidiaries
Company name	Boceto Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty [Member]
Subsidiaries
Company name	Brazoria Class B Member Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty One [Member]
Subsidiaries
Company name	Brazoria County Solar Project Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	66.05%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty One [Member] | Brazoria HoldCo Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Two [Member]
Subsidiaries
Company name	Brazoria HoldCo Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	66.05%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Two [Member] | Brazoria Class B
Subsidiaries
% Ownership	94.36%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Two [Member] | Third parties
Subsidiaries
% Ownership	5.64%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Three [Member]
Subsidiaries
Company name	Brown Chapel Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Three [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Four [Member]
Subsidiaries
Company name	BT Kellam Solar Llc
Registered office	Austin (USA)
Country of operation	USA
% Equity ratio	65.73%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Four [Member] | Kellam Tax Eq. Partn.
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Five [Member]
Subsidiaries
Company name	Burlington Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Five [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Six [Member]
Subsidiaries
Company name	Cattlemen Class A Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Six [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Seven [Member]
Subsidiaries
Company name	Centrale Eolienne de la Verte Epine SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Seven [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Eight [Member]
Subsidiaries
Company name	Centrale Eolienne de l'Orvin SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Eight [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Nine [Member]
Subsidiaries
Company name	Centrale Eolienne des Ailes de Foulzy SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Nine [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty [Member]
Subsidiaries
Company name	Centrale Eolienne de Viersat SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty One [Member]
Subsidiaries
Company name	Centrale Eolienne du Pays entre Madon et Moselle SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	63.70%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty One [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	91.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty One [Member] | Third parties
Subsidiaries
% Ownership	9.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Two [Member]
Subsidiaries
Company name	Centrale Eolienne la Garenne SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Two [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Three [Member]
Subsidiaries
Company name	Centrale Eolienne Largeasse SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Three [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Four [Member]
Subsidiaries
Company name	Centrale Eolienne le Mont de Malan SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Four [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Five [Member]
Subsidiaries
Company name	Centrale Eolienne les Hauts Chemins SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Five [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Six [Member]
Subsidiaries
Company name	Centrale Eolienne Neo Avel SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Six [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Seven [Member]
Subsidiaries
Company name	Centrale Eolienne Terrajeaux SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Seven [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Eight [Member]
Subsidiaries
Company name	Centrale Photovoltaique de Mer SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Eight [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Nine [Member]
Subsidiaries
Company name	Centrale Solaire Antugnac 2 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Nine [Member] | Plen. Prod. France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty [Member]
Subsidiaries
Company name	Centrale Solaire Arue 1 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty One [Member]
Subsidiaries
Company name	Centrale Solaire Arue 2 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty One [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Two [Member]
Subsidiaries
Company name	Centrale Solaire Arue 3 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Two [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Three [Member]
Subsidiaries
Company name	Centrale Solaire Cessieu Nord Isere SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Three [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Four [Member]
Subsidiaries
Company name	Centrale Solaire Corbas 1 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Four [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Five [Member]
Subsidiaries
Company name	Centrale Solaire Corbas 3 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Five [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Six [Member]
Subsidiaries
Company name	Centrale Solaire Helys SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	42.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Six [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	60.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Six [Member] | Third parties
Subsidiaries
% Ownership	40.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Seven [Member]
Subsidiaries
Company name	Centrale Solaire le Bernardan 2 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Seven [Member] | Plen. Prod. France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Eight [Member]
Subsidiaries
Company name	Centrale Solaire les Huchanes SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Eight [Member] | Plen. Prod. France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Nine [Member]
Subsidiaries
Company name	Centrale Solaire Morcenx 1 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Nine [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy [Member]
Subsidiaries
Company name	Centrale Solaire Morcenx 2 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy One [Member]
Subsidiaries
Company name	Centrale Solaire Morhange 2 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy One [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Two [Member]
Subsidiaries
Company name	Centrale Solaire Orion 6 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Two [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Three [Member]
Subsidiaries
Company name	Centrale Solaire Orion 8 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Three [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Four [Member]
Subsidiaries
Company name	Centrale Solaire Orion 9 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Four [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Five [Member]
Subsidiaries
Company name	Centrale Solaire Orion 10 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Five [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Six [Member]
Subsidiaries
Company name	Centrale Solaire Orion 11 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Six [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Seven [Member]
Subsidiaries
Company name	Centrale Solaire Orion 12 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Seven [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Eight [Member]
Subsidiaries
Company name	Centrale Solaire Orion 18 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Eight [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member]
Subsidiaries
Company name	Centrale Solaire Orion 19 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty [Member]
Subsidiaries
Company name	Centrale Solaire Orion 20 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty One [Member]
Subsidiaries
Company name	Centrale Solaire Orion 21 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty One [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Two [Member]
Subsidiaries
Company name	Centrale Solaire Orion 24 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Two [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Three [Member]
Subsidiaries
Company name	Centrale Solaire Orion 26 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Three [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Four [Member]
Subsidiaries
Company name	Centrale Solaire Orion 28 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Four [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Five [Member]
Subsidiaries
Company name	Centrale Solaire Orion 31 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Five [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Six [Member]
Subsidiaries
Company name	Centrale Solaire Orion 34 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Six [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Seven [Member]
Subsidiaries
Company name	Centrale Solaire Orion 38 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Seven [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Eight [Member]
Subsidiaries
Company name	Centrale Solaire Orion 43 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Eight [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Nine [Member]
Subsidiaries
Company name	Centrale Solaire Orion 50 SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Nine [Member] | Plen. Prod. France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety [Member]
Subsidiaries
Company name	Centrale Solaire Poullignac SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	60.55%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	86.51%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety [Member] | Third parties
Subsidiaries
% Ownership	13.49%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety One [Member]
Subsidiaries
Company name	Centrale Solaire Saint Avit SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety One [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Two [Member]
Subsidiaries
Company name	Centrale Solaire Valenciennes Aerodrome SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Two [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Three [Member]
Subsidiaries
Company name	Centrales Solaires Delta SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Three [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Four [Member]
Subsidiaries
Company name	Chapitel Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Four [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Five [Member]
Subsidiaries
Company name	Chimney Creek Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Five [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Six [Member]
Subsidiaries
Company name	Corazon Energy Class B Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Six [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Seven [Member]
Subsidiaries
Company name	Corazon Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	66.81%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Seven [Member] | Corazon Tax Eq. Part. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Eight [Member]
Subsidiaries
Company name	Corazon Tax Equity Partnership Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	66.81%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Eight [Member] | Corazon En. Class B Llc
Subsidiaries
% Ownership	95.45%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Eight [Member] | Third parties
Subsidiaries
% Ownership	4.55%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Nine [Member]
Subsidiaries
Company name	Cornisa Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Nine [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred [Member]
Subsidiaries
Company name	Daviess County Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred One [Member]
Subsidiaries
Company name	Delta Stockage SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	49.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred One [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred One [Member] | Third parties
Subsidiaries
% Ownership	30.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Two [Member]
Subsidiaries
Company name	Eagle Springs Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Two [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Three [Member]
Subsidiaries
Company name	Ekain Renovables SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Three [Member] | Eni Plen. T. S. Spain
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Four [Member]
Subsidiaries
Company name	Emery Bull Creek Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Four [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Five [Member]
Subsidiaries
Company name	Enera Conseil SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Five [Member] | Eni Plenitude France SA
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Six [Member]
Subsidiaries
Company name	Energías Ambientales de Outes SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Six [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seven [Member]
Subsidiaries
Company name	Eni New Energy US Holding Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seven [Member] | Eni New Energy US Inv. Inc
Subsidiaries
% Ownership	1.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seven [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	99.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eight [Member]
Subsidiaries
Company name	Eni New Energy US Inc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eight [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Nine [Member]
Subsidiaries
Company name	Eni New Energy US Investing Inc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Nine [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ten [Member]
Subsidiaries
Company name	Eni Plenitude France SAS (former Eni Gas & Power France SA)
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ten [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eleven [Member]
Subsidiaries
Company name	Eni Plenitude Iberia SLU
Registered office	Santander (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eleven [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twelve [Member]
Subsidiaries
Company name	Eni Plenitude Investment Colombia SAS
Registered office	Bogotà (Colombia)
Country of operation	Colombia
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twelve [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirteen [Member]
Subsidiaries
Company name	Eni Plenitude Investment Spain SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirteen [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fourteen [Member]
Subsidiaries
Company name	Eni Plenitude Operations France SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fourteen [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifteen [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Australia Pty Ltd (former Eni New Energy Australia Pty Ltd)
Registered office	Perth (Australia)
Country of operation	Australia
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifteen [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixteen [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Batchelor Pty Ltd (former Eni New Energy Batchelor Pty Ltd)
Registered office	Perth (Australia)
Country of operation	Australia
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixteen [Member] | Eni Plen Ren Aus. Pty Ltd
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventeen [Member]
Subsidiaries
Company name	Eni Plenitude Renewables France SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventeen [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighteen [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Hellas Single Member SA
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighteen [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Nineteen [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Holding BV (former Eni Energy Solutions BV)
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Nineteen [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Katherine Pty Ltd (former Eni New Energy Katherine Pty Ltd)
Registered office	Perth (Australia)
Country of operation	Australia
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty [Member] | Eni Plen Ren Aus. Pty Ltd
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty One [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Luxembourg Sàrl
Registered office	Luxembourg (Luxembourg)
Country of operation	Luxembourg
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty One [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Two [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Manton Dam Pty Ltd (former Eni New Energy Manton Dam Pty Ltd)
Registered office	Perth (Australia)
Country of operation	Australia
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Two [Member] | Eni Plen Ren Aus. Pty Ltd
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Three [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Spain SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Three [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	63.67%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Three [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	30.05%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Three [Member] | Energias Amb. Outes
Subsidiaries
% Ownership	6.28%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Four [Member]
Subsidiaries
Company name	Eni Plenitude Rooftop France SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Four [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Five [Member]
Subsidiaries
Company name	Eni Plenitude Technical Services Colombia SAS
Registered office	Bogotà (Colombia)
Country of operation	Colombia
% Equity ratio	42.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Five [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	60.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Five [Member] | Third parties
Subsidiaries
% Ownership	40.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Six [Member]
Subsidiaries
Company name	Eni Plenitude Technical Services Romania Srl
Registered office	Cluj-Napoca (Romania)
Country of operation	Romania
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Six [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Seven [Member]
Subsidiaries
Company name	Eni Plenitude Technical Services Spain SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Seven [Member] | Eni Plenitude Renewables Italy SpA [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Eight [Member]
Subsidiaries
Company name	Eolica Cuellar de la Sierra SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Eight [Member] | Eni Plenitude Investment Spain SLU [Member]
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Nine [Member]
Subsidiaries
Company name	Eoliennes Chemin Vert SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Twenty Nine [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty [Member]
Subsidiaries
Company name	Eoliennes Courcome SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty One [Member]
Subsidiaries
Company name	Estanque Redondo Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty One [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Two [Member]
Subsidiaries
Company name	Five Mile Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Two [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Three [Member]
Subsidiaries
Company name	Flat Bayou Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Three [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Four [Member]
Subsidiaries
Company name	Fortaleza Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Four [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Five [Member]
Subsidiaries
Company name	Fotovoltaica Fotozar 5 SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Five [Member] | Eni Plen. Ren. Spain SLU
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Six [Member]
Subsidiaries
Company name	Fotovoltaica Fotozar 6 SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Six [Member] | Eni Plen. Ren. Spain SLU
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Seven [Member]
Subsidiaries
Company name	Garita Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Seven [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Eight [Member]
Subsidiaries
Company name	Gas Supply Company Thessaloniki - Thessalia SA
Registered office	Thessaloniki (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Eight [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Nine [Member]
Subsidiaries
Company name	Golden Acres Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Thirty Nine [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty [Member]
Subsidiaries
Company name	Granville Invest SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty One [Member]
Subsidiaries
Company name	Guajillo Energy Storage Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty One [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Two [Member]
Subsidiaries
Company name	Hanks Crossing Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Two [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Three [Member]
Subsidiaries
Company name	Holding Lanas Solar Sàrl
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Three [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Four [Member]
Subsidiaries
Company name	Huisache Solar Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Four [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Five [Member]
Subsidiaries
Company name	Inveese SAS
Registered office	Bogotá (Colombia)
Country of operation	Colombia
% Equity ratio	52.50%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Five [Member] | Eni Plen. Inv. Colombia
Subsidiaries
% Ownership	75.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Five [Member] | Third parties
Subsidiaries
% Ownership	25.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Six [Member]
Subsidiaries
Company name	Kellam Solar Class B Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Six [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Seven [Member]
Subsidiaries
Company name	Kellam Tax Equity Partnership Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	65.73%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Seven [Member] | Kellam Solar Class B
Subsidiaries
% Ownership	93.90%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Seven [Member] | Third parties
Subsidiaries
% Ownership	6.10%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Eight [Member]
Subsidiaries
Company name	Killington SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Eight [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Nine [Member]
Subsidiaries
Company name	Krypton SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Forty Nine [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty [Member]
Subsidiaries
Company name	Ladronera Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty One [Member]
Subsidiaries
Company name	Lanas Solar SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty One [Member] | Holding Lanas Solar Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Two [Member]
Subsidiaries
Company name	Lone Pine Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Two [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Three [Member]
Subsidiaries
Company name	Maristella Directorship SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Three [Member] | Eni Plen. Ren. Spain SLU
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Four [Member]
Subsidiaries
Company name	Membrio Solar SLU
Registered office	Lodosa (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Four [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Five [Member]
Subsidiaries
Company name	Miburia Trade SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Five [Member] | Eni Plen. T. S. Spain
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Six [Member]
Subsidiaries
Company name	Muddy Creek Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Six [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Seven [Member]
Subsidiaries
Company name	Olea Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Seven [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Eight [Member]
Subsidiaries
Company name	Parc Eolien des Avaloirs SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Eight [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Nine [Member]
Subsidiaries
Company name	Plenitude Kazakhstan Llp (former Arm Wind Llp)
Registered office	Astana (Kazakhstan)
Country of operation	Kazakhstan
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Fifty Nine [Member] | Eni Plen. Ren. Hold. BV
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty [Member]
Subsidiaries
Company name	Plenitude Production France SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty One [Member]
Subsidiaries
Company name	Plenitude Zephyr France SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty One [Member] | Plen. Prod. France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Two [Member]
Subsidiaries
Company name	Plumlee SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Two [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Three [Member]
Subsidiaries
Company name	POP Solar SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Three [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Four [Member]
Subsidiaries
Company name	Quiver River Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Four [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Five [Member]
Subsidiaries
Company name	Renopool 1 SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Five [Member] | Eni Plen. Ren. Spain SLU
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Six [Member]
Subsidiaries
Company name	Richwood Invest SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Six [Member] | Eni Plenitude SpA SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Seven [Member]
Subsidiaries
Company name	Sandrini 100 Class B Member Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Seven [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Eight [Member]
Subsidiaries
Company name	Sandrini 200 Class B Member Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Eight [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Nine [Member]
Subsidiaries
Company name	Sandrini BESS Class B Member Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Sixty Nine [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy [Member]
Subsidiaries
Company name	SASU PV Les Poulettes SAS
Registered office	Levallois-Perret (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy [Member] | Plen. Zephyr France SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy One [Member]
Subsidiaries
Company name	SKGRPV1 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy One [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Two [Member]
Subsidiaries
Company name	SKGRPV2 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Two [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Three [Member]
Subsidiaries
Company name	SKGRPV3 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Three [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Four [Member]
Subsidiaries
Company name	SKGRPV4 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Four [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Five [Member]
Subsidiaries
Company name	SKGRPV5 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Five [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Six [Member]
Subsidiaries
Company name	SKGRPV6 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Six [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Seven [Member]
Subsidiaries
Company name	SKGRPV7 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Seven [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Eight [Member]
Subsidiaries
Company name	SKGRPV8 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Eight [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Nine [Member]
Subsidiaries
Company name	SKGRPV9 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Seventy Nine [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty [Member]
Subsidiaries
Company name	SKGRPV12 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty One [Member]
Subsidiaries
Company name	SKGRPV13 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty One [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Two [Member]
Subsidiaries
Company name	SKGRPV14 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Two [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Three [Member]
Subsidiaries
Company name	SKGRPV15 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Three [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Four [Member]
Subsidiaries
Company name	SKGRPV16 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Four [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Five [Member]
Subsidiaries
Company name	SKGRPV17 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Five [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Six [Member]
Subsidiaries
Company name	SKGRPV19 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Six [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Seven [Member]
Subsidiaries
Company name	SKGRPV20 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Seven [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Eight [Member]
Subsidiaries
Company name	South Triangle Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Eight [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Nine [Member]
Subsidiaries
Company name	Tallahatchie Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Eighty Nine [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety [Member]
Subsidiaries
Company name	Tantalio Renovables SLU
Registered office	Madrid (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety [Member] | Eni Plen. Ren. Spain SLU
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety One [Member]
Subsidiaries
Company name	Timber Road Blue Harvest Class A Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety One [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety Two [Member]
Subsidiaries
Company name	Turner Creek Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety Two [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety Three [Member]
Subsidiaries
Company name	Watertown Energy Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety Three [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety Four [Member]
Subsidiaries
Company name	Wind Grower SLU
Registered office	Ourense (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety Four [Member] | Eni Plen. T. S. Spain
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety Five [Member]
Subsidiaries
Company name	Wind Hero SLU
Registered office	Ourense (Spain)
Country of operation	Spain
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety Five [Member] | Eni Plen. T. S. Spain
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety Six [Member]
Subsidiaries
Company name	Xenon SAS
Registered office	Argenteuil (France)
Country of operation	France
% Equity ratio	70.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Hundred Ninety Six [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	100.00%